Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Scheduled of income tax benefit

 Scheduled of income tax benefit

	December 31, 2023	December 31, 2022	December 31, 2021
Computed expected benefit of income taxes	$(1,569,648)	$(2,229,950)	$(1,773,096)
Share-based compensation and permanent differences	693,895	1,220,577	925,449
Non-deductible interest expense	411,695	364,680	334,556
Expiry of tax credits	582,939	525,830	773,050
True up of prior year balances	671,947	(30,092)	99,348
Increase (decrease) in valuation allowance	(790,828)	148,955	(359,307)
Income tax provision	$—	$—	$—

Scheduled of net deferred income tax asset

 Scheduled of net deferred income tax asset

Year Ended December 31,	2023	2022	2021
Net operating loss carried forward	$32,358,315	$36,124,160	$35,414,853
Tax rate	21%	21%	21%
Deferred income tax assets	6,795,246	7,586,074	7,437,119
Valuation allowance	(6,795,246)	(7,586,074)	(7,437,119)
Net deferred income tax asset	$—	$—	$—

Scheduled of operating loss carryforward

 Scheduled of operating loss carryforward

Expiry Date	United States $	Singapore $	Canada $	Total $
2024	1,251,000	—	—	1,251,000
2025	1,304,000	—	—	1,304,000
2026	1,532,000	—	—	1,532,000
2027	1,480,000	—	—	1,480,000
2028	1,600,000	—	—	1,600,000
2029	1,723,000	—	—	1,723,000
2030	823,000	—	—	823,000
2031	1,747,000	—	—	1,747,000
2032	1,638,000	—	—	1,638,000
2033	1,403,000	—	—	1,403,000
2034	2,595,000	—	—	2,595,000
2035	1,619,000	—	—	1,619,000
2036	1,171,000	—	—	1,171,000
2037	928,000	—	—	928,000
2041	—	174,000	—	174,000
2042	—	513,000	3,000	516,000
2043	—	916,000	—	916,000
Indefinite	9,938,000	—	—	9,938,000
	30,752,000	1,603,000	3,000	32,358,000